Fair value of financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments [Text Block]

25. Fair value of financial instruments

The following table provides information about financial assets and liabilities measured at fair value in the consolidated balance sheets and categorized by level according to the significance of the inputs used in making the measurements.

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2- Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3- Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

			December 31, 2023
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining companies
Precious metals	-	-	8,870	8,870
Other minerals	43	-	36	79
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining companies
Precious metals	3,555	-	199	3,754
Other minerals	80,322	-	-	80,322
	83,920	-	9,105	93,025

			December 31, 2022
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining companies
Precious metals	-	-	18,026	18,026
Other minerals	844	-	5,347	6,191
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining companies
Precious metals	6,288	-	3,530	9,818
Other minerals	8,519	-	-	8,519
	15,651	-	26,903	42,554

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

During the year ended December 31, 2023, common shares having a fair value of $3.0 million were transferred from Level 3 to Level 1 as these common shares began trading on a recognized stock exchange. During the year ended December 31, 2022, there were no transfers among Level 1, Level 2 and Level 3.

Financial instruments in Level 1

The fair value of financial instruments traded in active markets is based on quoted market prices on a recognized securities exchange at the balance sheet dates. The quoted market price used for financial assets held by the Company is the last transaction price. Instruments included in Level 1 consist primarily of common shares and warrants trading on recognized securities exchanges, such as the TSX, TSX Venture or NEO.

Financial instruments in Level 2

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on the Company's specific estimates. If all significant inputs required to measure the fair value of an instrument are observable, the instrument is included in Level 2. Instruments included in Level 2 consist of notes receivable. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

Financial instruments in Level 3

Financial instruments classified in Level 3 include convertible instruments and warrants held by the Company that are not traded on a recognized securities exchange. The fair value of the investments in convertible instruments and warrants is determined directly or indirectly using the Black-Scholes option pricing model which includes significant inputs not based on observable market data.

The following table presents the changes in the Level 3 investments (comprised of warrants and convertible instruments) for the years ended December 31, 2023 and 2022:

	2023	2022
	$	$

Balance - January 1	26,903	34,934
Acquisitions	-	7,968
Warrants exercised	-	(80)
Acquisition of Tintic by Osisko Development (Note 29)	-	(10,827)
Transfer of common shares from level 3 to level 1	(3,000)	-
Disposal	(5,000)	-
Change in fair value - warrants exercised (i)	-	(322)
Change in fair value - warrants expired (i)	(552)	(405)
Change in fair value - investments held at the end of the period (i)	(9,246)	(4,304)
Foreign exchange revaluation impact	-	49
Deconsolidation of Osisko Development (Note 29)	-	(110)
Balance - December 31	9,105	26,903

(i) Recognized in the consolidated statements of income (loss) under other losses, net.

The fair value of the financial instruments classified as Level 3 depends on the nature of the financial instruments.

The fair value of the warrants on equity securities and the convertible instruments of publicly traded mining exploration and development companies, classified as Level 3, is determined using directly or indirectly the Black-Scholes option pricing model. The main non-observable input used in the model is the expected volatility. An increase/decrease in the expected volatility used in the models of 10% would have resulted in an insignificant variation of the fair value of the warrants and convertible instruments as at December 31, 2023 and 2022.

Financial instruments not measured at fair value on the consolidated balance sheets

Financial instruments that are not measured at fair value on the consolidated balance sheets are represented by cash, short-term investments, revenues receivable from royalty, stream and other interests, amounts receivable from associates and other receivables, other financing facilities receivable, accounts payable and accrued liabilities and long-term debt. The fair values of cash, short-term investments, revenues receivable from royalty, stream and other interests, amounts receivable from associates and other receivables and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature. The carrying value of the liability under the revolving credit facility approximates its fair value given that the credit spread is similar to the credit spread the Company would obtain under similar conditions at the reporting date. The fair value of the other financing credit facilities receivable approximate their carrying value as there were no significant changes in economic and risk parameters or assumptions related to the instruments since the issuance, acquisition or renewal of those financial instruments, with the exception of one note receivable for which an allowance was recorded on June 30, 2023 and a write-off on September 30, 2023 (Note 11) as the credit risk related to this note receivable had increased significantly.